A T B C | Fidelity Worldwide Fund
Fund Summary Fund/Class: Fidelity® Worldwide Fund/Fidelity Advisor® Worldwide Fund A, T, B, C
Investment Objective
The fund seeks growth of capital.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Worldwide Fund		Fidelity Worldwide Fund - Class A		Fidelity Worldwide Fund - Class T		Fidelity Worldwide Fund - Class B		Fidelity Worldwide Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)		5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)		none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held (as a % of amount redeemed)	[4]	1.00%		1.00%		1.00%		1.00%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.
[4]	Held less than 30 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Worldwide Fund		Fidelity Worldwide Fund - Class A	Fidelity Worldwide Fund - Class T	Fidelity Worldwide Fund - Class B	Fidelity Worldwide Fund - Class C
Management fee	[1]	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		0.39%	0.39%	0.39%	0.39%
Total annual operating expenses		1.41%	1.66%	2.16%	2.16%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Worldwide Fund (USD $)	Fidelity Worldwide Fund - Class A	Fidelity Worldwide Fund - Class T	Fidelity Worldwide Fund - Class B	Fidelity Worldwide Fund - Class C
1 year	710	513	719	319
3 years	996	855	976	676
5 years	1,302	1,221	1,359	1,159
10 years	2,169	2,247	2,213	2,493

Hold Shares
Expense Example, No Redemption A T B C Fidelity Worldwide Fund (USD $)	Fidelity Worldwide Fund - Class A	Fidelity Worldwide Fund - Class T	Fidelity Worldwide Fund - Class B	Fidelity Worldwide Fund - Class C
1 year	710	513	219	219
3 years	996	855	676	676
5 years	1,302	1,221	1,159	1,159
10 years	2,169	2,247	2,213	2,493

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 203% of the average value of its portfolio
Principal Investment Strategies
  Investing in securities issued anywhere in the world.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Year

During the period shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.75%	September 30, 2010
Lowest Quarter Return	-12.35%	June 30, 2010
Year-to-Date Return	-12.00%	September 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Worldwide Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Worldwide Fund - Class A	10.00%	30.11%	[1]	Feb. 19, 2009
Return Before Taxes Fidelity Worldwide Fund - Class T	12.33%	31.45%	[1]	Feb. 19, 2009
Return Before Taxes Fidelity Worldwide Fund - Class B	10.85%	31.63%	[1]	Feb. 19, 2009
Return Before Taxes Fidelity Worldwide Fund - Class C	14.88%	33.34%	[1]	Feb. 19, 2009
Return After Taxes on Distributions Fidelity Worldwide Fund - Class A	9.94%	30.03%	[1]	Feb. 19, 2009
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Worldwide Fund - Class A	6.70%	26.05%	[1]	Feb. 19, 2009
MSCI® World Index (reflects no deduction for fees or expenses)	12.16%	32.92%	[1]	Feb. 19, 2009
[1]	From February 19, 2009.